12. FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 12. FINANCIAL INSTRUMENTS

12.           FINANCIAL INSTRUMENTS

The Company's financial instruments generally consist of cash and cash equivalents, receivables, deposits, accounts payable and accrued liabilities and loans payable. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values, except as noted below.

The Company is exposed to currency risk by incurring certain expenditures in currencies other than the Canadian dollar. The Company does not use derivative instruments to reduce this currency risk.

Fair value measurement is based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value which are:

Level 1 — Quoted prices that are available in active markets for identical assets or liabilities.

Level 2 — Quoted prices in active markets for similar assets that are observable.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

At March 31, 2014, the Company had Level 1 financial instruments, consisting of cash and cash equivalents, with a fair value of $44,440,659.